Feb. 28, 2021
Direxion MSCI USA ESG - Leaders vs Laggards ETF
Direxion MSCI USA ESG - Leaders vs. Laggards ETF
Investment Objective
The Direxion MSCI USA ESG - Leaders vs. Laggards ETF (the “Fund”) seeks investment results, before fees and expenses, that track the MSCI USA ESG Universal Top - Bottom 150/50 Return Spread Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example -
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate was 66% of the average value of its portfolio for the fiscal period from the Fund’s inception on February 5, 2020 through October 31, 2020. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund's use of derivatives were reflected, the Fund's portfolio turnover rate would be higher.
Principal Investment Strategy
The Index seeks to provide long exposure to companies with high environmental, social, and governance (“ESG”) ratings and trend relative to their sector peers and short exposure to companies with low ESG performance relative to their sector peers as determined by MSCI, the “Index Provider”. To this end, the Index consists of a portfolio that has 150% long exposure to the MSCI USA ESG Universal Top 100 5% Issuer Capped Index (the “Long Component”) and 50% short (or inverse) exposure to the MSCI USA ESG Universal Bottom 100 5% Issuer Capped Index (the “Short Component”). The Index, and both the Long and Short Components are reviewed, reconstituted, and rebalanced on a quarterly basis. The Index Provider determines the securities included in each component by determining a Combined ESG Score for each security in the MSCI USA Index. The Combined ESG Score is determined by multiplying a security’s ESG Rating by the security’s ESG Trend Score.•The Index Provider determines each security’s ESG Rating by assigning a key issues score to each security based on the Index Provider’s evaluation of the company based on 37 different key ESG issues, related to climate change, pollution, human capital, product liability, corporate governance, and corporate behavior. A weighted average of the key issues score is then determined. The Index Provider then normalizes the weights of the constituents within each sector to reflect the sector weight of the MSCI USA Index.•The Index Provider determines the ESG Trend Score by determining the ESG Rating change from the prior period to the current period. The Index Provider assigns a value based on three levels, Upgrade, Neutral, or Downgrade. An Upgrade score is assigned by the Index Provider when a company’s latest ESG Rating has increased by at least one level compared to the previous assessment. A Neutral score is assigned by the Index Provider when a company’s latest ESG Rating has not changed from the previous assessment and a Downgrade score is assigned when a company’s latest ESG Rating has decreased by at least one level compared to the previous assessment.Companies assessed by the Index Provider that are found to be in violation of international norms (for example, facing very severe controversies related to human rights, labor rights, or the environment) and/or involved in controversial weapons (landmines, cluster munitions, depleted uranium, and biological and chemical weapons) will not be included in the Long Component but may be included in the Short Component.The Long Component measures the performance of approximately 100 companies. As of December 31, 2020, the constituents had an average market capitalization of $101.05 billion, a median market capitalization of $34.94 billion and were concentrated in the information technology, healthcare, and financials sectors.The Short Component measures the performance of approximately 100 companies. As of December 31, 2020, the constituents had an average market capitalization of $70.67 billion, a median market capitalization of $19.42 billion and were concentrated in the consumer discretionary, information technology, and financials sectors.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in securities that comprise the Long Component. Additionally, the Fund will invest in derivatives, such as swap agreements or futures contracts that provide long and short (or inverse) exposure to Index securities that track the Long or Short Component of the Index.Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund intends to use derivatives to obtain up to 70% of the Fund’s exposure to the Long Component of the Index and to use derivatives to obtain all of the Fund’s exposure to the Short Component of the Index. This will result in the Fund having both long and short derivatives positions.The securities in the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, normally replicates (including shorts) the Index securities by purchasing the Index securities and utilizing derivatives such as swap contracts, but may hold a representative sample of the Index securities that have aggregate characteristics similar to those of the Index or a portion of the Index, or an ETF that tracks a portion of the Index or a substantially similar index. Additionally, the Fund intends to utilize derivatives, such as swaps or futures on the Index or on an index that is substantially similar to the Long or Short Component. The Fund is expected to hold money market funds and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements as collateral for the derivative positions.The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets such as stocks, bonds, or funds (including ETFs), interest rates, or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in or shorting securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in or shorting securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.In addition, the Fund’s investments in derivatives are subject to the following risks:•Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivative instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. There are financing costs associated with swap transactions that may affect the Fund’s performance.•Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Regulations may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. The value of an investment in the Fund may change quickly and without warning.Shorting Risk - In order to achieve its investment objective, the Fund may engage in short sales, which are designed to provide the Fund gains when the price of a particular security, basket of securities or index declines. When the Fund shorts securities, including securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. The Fund may also seek inverse or “short” exposure through the use of derivatives such as swap agreements or futures contracts, which will expose the Fund to certain risks such as an increase in volatility or decrease in the liquidity of the securities of the underlying short position. If the Fund were to experience this volatility or decreased liquidity, the Fund’s return may be lower, the Fund’s ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional creation units may be adversely affected.Long/Short Risk - The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. In a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return. During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns, and the Fund could lose money on either or both of the Fund’s long and short positions. In addition, the Fund will have enhanced exposure to the securities of the Index’s Long Component (i.e., investment exposure that exceeds the amount of Fund net assets, a form of leverage) and may, under certain circumstances, lose more money in market environments that are adverse to its long positions than funds that do not employ such enhanced exposure. As a result, these investments may have losses that exceed the amount invested by the Fund in the Long Component.Index Correlation/Tracking Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses (including rebalancing expenses), transaction costs, income items, valuation methodology, accounting standards, required compliance with the Fund’s Exchange listing standards, disruptions or illiquidity in the markets for the securities held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements (diversification requirements), and transactions carried out to minimize the distribution of capital gains to shareholders and other requirements to maintain pass-through tax treatment. These are costs that may be incurred by the Fund that are not incurred by the Index. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.The Fund may not have investment exposure to all of the securities in the Index or its weighting of investment exposure to the securities may be different from that of the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.ESG Investing Risk – The Fund’s incorporation of ESG considerations in its investment process means that because the methodology of the Index selects and assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize ESG criteria when selecting investments. Under certain economic conditions, this could cause the Fund’s investment performance to be worse than similar funds that do not incorporate such considerations in their investment strategies or processes. In applying ESG criteria to its investment decisions, the Fund may forgo higher yielding investments than it would invest in absent the application of its ESG investing criteria. Additionally, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics as part of the Long Component and negative ESG characteristics as part of the Short Component of the index.Natural Disaster/Epidemic and Market Disruption Risk –Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, and tsunamis and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead to increased market volatility and significant market losses. Such natural disasters and health crises could exacerbate political, social and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains. A climate of uncertainty and panic, including the contagion of infectious viruses and diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.Significant market volatility and market downturns may limit the Fund’s ability to sell securities and the Fund’s sales may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads in the Fund's shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund’s Index.The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.Market Risk — Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.Consumer Discretionary Sector Risk — Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.Financials Sector Risk — Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.Healthcare Sector Risk — The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited product lines, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly with no guarantee that any product will come to market.Information Technology Sector Risk — The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.Mid-Capitalization Company Risk - Mid-capitalization companies often have narrower markets for their goods and/or services, more limited product lines, services, markets, managerial and financial resources and face greater risk of business failure than more established, larger-capitalization companies. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the price of mid-capitalization companies can be more volatile and they may be less liquid than large-capitalization companies, which could increase the volatility of the Fund’s portfolio.Index Strategy Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund. Securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. The Fund will generally not sell a security because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.The Index relies on various sources of information to assess the securities included in the Index, including information that may be based on assumptions or estimates and there is no guarantee that the methodology utilized by the Index Provider will result in the Index achieving positive returns. There is no assurance that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of the Index’s securities . The Index may also underperform other asset classes or similar indices. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements).Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, may incur substantial losses and may limit or stop purchases of the Fund.Equity Securities Risk — Investments in publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.Special Risks of Exchange-Traded FundsAuthorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.Market Price Variance Risk. Fund Shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices rather than at net asset value. The market prices of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for Shares. Shareholders that purchase or sell Shares on the secondary market may trade Shares at a price greater than net asset value (a premium) or less than net asset value (a discount). There may be times when the market price and the net asset value vary significantly. The Fund’s investment results are measured based upon the net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience the same investment results as experienced by those creating and redeeming Shares at net asset value. There is no guarantee that an active secondary market will develop for Shares. To the extent that exchange specialists, market makers, Authorized Participants, or other participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units, market disruptions or significant market volatility, bid-ask spreads and premiums or discounts may widen.Fund Shares Trading Risk/Bid-Ask Spread Risk.Investments in Fund shares are subject to risks as a result of their trading in the secondary market. For example, investors transacting in the secondary market may incur costs as a result of there being a (potentially significant) spread (or difference) between the price that purchasers are willing to pay for shares (the bid) and the price at which sellers are willing to sell shares (the ask). This spread, which is known as a bid-ask spread, will vary based on, among other things, market demand for shares, the liquidity of the Fund portfolio and other factors. In addition, like other securities that are listed on an exchange, Fund shares can be sold short. Accordingly, their price can be volatile and they can be subject to pressure from short sales. Further, trading in all listed securities, including Fund shares, can be halted, including due to market volatility triggering “circuit breaker” rules.
Fund Performance
No prior investment performance is provided for the Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus. Updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.